Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2022 and 2021:

Year ended December 31 (€, in millions)	2021	2022
Finance receivables, gross	1,570.0	1,356.7
Unearned interest	(1.4)	—
Finance receivables, net	1,568.6	1,356.7
Current portion of finance receivables, gross	1,187.0	1,356.7
Current portion of unearned interest	(1.4)	—
Non-current portion of finance receivables, net	383.0	—

Finance Receivables Due for Payment
At December 31, 2022, payment of the finance receivables in the next five years and thereafter are:

(€, in millions)	Amount
2023	1,356.7
2024	—
2025	—
2026	—
2027	—
Thereafter	—
Finance receivables, gross	1,356.7